Inventories - Summary of Inventories (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Inventory Disclosure [Abstract]
Raw materials	$ 111,713	$ 29,005
Work in progress	142,935	52,515
Finished goods	120,863	24,293
Total inventories	$ 375,511	$ 105,813